Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revenue [line items]
Other revenues	$ 201	$ 1,599	$ 1,110
Total revenues	25,188	44,808	55,864
Calyxt Inc and Cellectis BioResearch Inc [Member]
Disclosure of revenue [line items]
Recognition of previously deferred upfront payments	14,875	20,856	23,864
Other revenues	7,945	21,035	29,716
Collaboration agreements	22,821	41,891	53,580
Licenses	2,270	2,771	2,236
Products & services	97	145	48
Total revenues	$ 25,188	$ 44,808	$ 55,864